Summary of Significant Accounting Policies - Principles of Consolidation and Research and Development (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and Development
Research and development costs	$ 5	$ 6	$ 11	$ 11	$ 21	$ 24	$ 33
Minimum
Property and Equipment
Useful life of property and equipment					2 years
Maximum
Property and Equipment
Useful life of property and equipment					40 years
Revenue Recognition
Period of deferral for the portion of subscriber fees that are deferred			1 year		1 year